UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2003

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
						[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	5100 Poplar Avenue, Suite 512
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:				William P. Wells
Title:			President
Phone:			901-763-4001
Signature, 			Place, 				Date of Signing:
William P. Wells	Memphis, Tennessee		1/19/04

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		1
Form 13F Information Table Entry Total:	85
Form 13F Information Table Value Total:	155312
List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.

FORM 13F INFORMATION TABLE									VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/PRN AMT	SH/PRN	PUT/CALL	INVSTMT DSCRETN	OTHER MNGRS	SOLE	SHARED	NONE
American Mineral Fields I Common 023925100 18 19000SH Sole 1852	0
AmSouth Bancorporation Common 032165102	5216 212926SH Sole 256618 0
Analogic Corp New Common 032657207 1286	31334SH Sole 31334 0
Analogic Corp New Common 032657207 176 4300SH Other 01 0 4300
Bank Of America Corp Common 060505104 1231 15314SH Sole 15314 0
Chaoda Modern Agric Common G2046Q107 11922 35912500SH Sole 35912500 0
Chaoda Modern Agric Common G2046Q107 2230 6717500SH Other 0 6717500
Chevrontexaco Corp Common 166764100 445	5153SH Sole 5153 0
Citigroup, Inc.Common 172967101	6813 140369SH Sole 140369 0
Citigroup, Inc.Common 172967101	1571 32375SH Other 01 0	32375
Clear Channel Communicati Common 184502102 585 12500SH Sole 12500 0
Coca Cola Corporation Common 191216100 243 4800SH Sole 4800 0
Comcast Corp New Class A 20030N101 208 12468SH Sole 12468 0
Eiker Sparebank Asa Prima Common R1984E108 496 15485SH Sole 15485 0
Eiker Sparebank Asa Prima Common R1984E108 69 2700SH Other 01 0	2700
Elan Corp Plc Sponsored ADR 284131208 3414 495600SH Sole 495600	0
Elan Corp Plc Sponsored ADR 284131208 604 87700SH Other	01 0 87700
Esso Sa Act Common F31710100 3526 30458SH Sole 30458 0
Esso Sa Act Common F31710100 1169 10100SH Other	01 0 10100
Exxon Mobil Corporation Common 30231G102 649 15848SH Sole 15848	0
Fletcher Challenge  Fores Common Q39170230 6420	7553989SH Sole 7553989	0
Fletcher Challenge  Fores Preferred Q39172145 824 925954SH Sole 925954	0
Fletcher Challenge  Fores Sponsored ADR 339324808 104 11900SH Sole 11900 0
Fletcher Challenge  Fores Common Q39170230 1334	1570000SH Other	01 0 1570000
Fletcher Challenge  Fores Preferred Q39172145 17 20000SH Other 01 0 20000
Freeport-Mcmoran Copper Preferred D 35671D865 808 83800SH Sole 83800 0
General Electric Common	369604103 554 17913SH Sole 17913 0
Hang Ten Group Common G42856107 1 333444SH Other 01 0 333444
Hanover Direct Common 410783104	105 479500SH Other 01 0	479500
Hibernia Corp Class A 428656102	564 24000SH Sole 24000	0
Huaneng Power Common Y3744A105 39 23000SH Sole 23000 0
Hughes Electronics  Corp Common	444418107 4065 245632SH Sole 245632 0
Hughes Electronics  Corp Common	444418107 694 41981SH Other 01 0 41981
Indre Sogn Sparebanka Pri Common R3409A109 144 7830SH Sole 7830	0
Indre Sogn Sparebanka Pri Common R3409A109 60 3300SH Other 01 0	3300
International Business Ma Common 459200101 1435	15492SH Sole 15492 0
Intrawest Corporation Common 460915200 7702 416600SH Sole 416600 0
Intrawest Corporation Common 460915200 1457 78826SH Other 01 0 78826
Jiangsu Expressway Common Y4443L103 45 85000SH Sole 85000 0
Johnson & Johnson Nfs Is Common	478160104 398 7707SH Sole 7707 0
Kerry Group Plc Common G52416107 6300 336000SH Sole 336000 0
Kerry Group Plc Common G52416107 1338 71400SH Other 01 0 71400
Micron Technology Common 595112103 934	69400SH Sole 69400 0
Murphy Oil Corp Common 626717102 261 4000SH Sole 4000 0
News Corp Ltd Sponsored ADR 652487802 830 27446	SH Sole 27446	0
News Corp Ltd Sponsored ADR 652487802 141 4683SH Other 01 0 4683
Nippon Telegraph & Teleph Sponsored ADR 654624105 4410	179600SH Sole 179600 0
Ntl Inc Common 62940M104 2921 41880SH Sole 41880 0
Ntl Inc Common 62940M104 673 9649SH Other 01 0 9649
Orkla A/S Nok25 Series A R67787102 537 24240SH Sole 24240 0
People S Food Holdings Common G7000R108 8613 12288100SH Sole 12288100 0
People S Food Holdings Common G7000R108 1682 2400000SH Other 01 0 2400000
Petrochina Sponsored ADR 71646E100 19970 350050SH Sole 350050 0
Petrochina Sponsored ADR 71646E100 4161	72950SH Other 01 0 72950
Petrokazahstan Inc  Sponsored ADR 71649P102 9921 440750SH Sole 440750 0
Petrokazahstan Inc  Sponsored ADR 71649P102 1987 88300SH Other 01 0 88300
Pfizer Inc. Common 717081103 382 10818SH Sole 10818 0
Pt Berlina Shs Common Y7119G167 20 107500SH Sole 107500	0
Pt Indofarma Perserotbk Common Y7131M101 16 800000SH Sole 800000 0
Regent Comm Inc Del Common 758865109 254 40000SH Sole 40000 0
Regions Finl Corp Common 758940100 266 7156SH Sole 7156	0
Sabine Royalty Tr Unit Be Unit Trust 785688102 505 17430SH Sole 17430 0
Sparebanken Nord Common	R8288N106 1106 40385SH Sole 40385 0
Sparebanken Nord Common	R8288N106 125 4600SH Other 01 0	4600
SpatiaLight, Inc. Common 847248101 63 11764SH Other 01 0 11764
Stada Arzneimittel Common D76226113 4068 66000SH Sole 66000 0
Stada Arzneimittel Common D76226113 801	13000SH Other 01 0 13000
Swisscom Sponsored ADR 871013108 706 21500SH Sole 21500	0
Swisscom Sponsored ADR 871013108 180 5500SH Other 01 0 5500
Teppco Partners Limited P Common 872384102 348	8650SH Sole 8650 0
Timberwest Fst Corp Stapl Unit Trust 887147205	106 10900SH Sole 10900	0
Totens Sparebank Common	R92151100 990 44650SH Sole 44650 0
Totens Sparebank Common	R92151100 153 6900SH Other 01 0	6900
Trustmark Corp Common 898402102	2135 72950SH Sole 72950	0
Union Planters Corp Common 908068109 245 7809SH Sole 7809 0
United Food Holdingsltd Common	G9232V105 7007 21429200SH Sole 21429200	0
United Food Holdingsltd Common	G9232V105 1339 4094800SH Other 01 0 4094800
Varetis Ag Common D73463107 382	59803SH Sole 59803 0
Varetis Ag Common D73463107 237	37150SH Other 01 0 37150
Viacom Inc Class B 925524308 288 6510SH Sole 6510 0
Wal Mart De Mexico Common P98180113 32 13100SH Sole 13100 0
Wyeth Common 983024100 238 5616SH Sole 5616 0
        			155312